Intangible Assets	12 Months Ended
May 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
8.	INTANGIBLE ASSETS

Intangible assets consisted of the following:

	As of May 31,
	2015	2016
	US$	US$
Costs:
Intangible assets with indefinite lives:
Trademark	264	248
Intangible assets with finite lives:
Trademark	1,081	1,293
Courseware	50	47
Student base	2,093	1,978
Favorable lease	1,049	713
License	415	415

	4,952	4,694

Accumulated amortization:
Trademark	(256)	(383)
Courseware	(50)	(47)
Student base	(569)	(1,404)
Favorable lease	(60)	(123)
License	(98)	(119)

	(1,033)	(2,076)

Net carrying amount:
Intangible assets with indefinite lives:
Trademark	264	248
Intangible assets with definite lives:
Trademark	825	910
Courseware	—	—
Student base	1,524	574
Favorable lease	989	590
License	317	296

	3,919	2,618

Amortization expenses for the intangible assets for the years ended May 31, 2014, 2015 and 2016, were US$113, US$607 and US$1,122, respectively. As of May 31, 2016, the Group expects to record amortization expenses related to intangible assets US$806, US$231, US$209, US$201 and US$201 for the years ended May 31, 2017, 2018, 2019, 2020, 2021, respectively, and US$722 thereafter.